Accrued Liabilities and Other	3 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities and Other
8. Accrued Liabilities and Other
Accrued liabilities and other current liabilities were as follows:

	December 31,		March 31,
	2017	2018	2019

	(in thousands)		(unaudited)
Payroll-related accruals	$24,995	$31,028	$20,192
Other accrued expenses and current liabilities	14,598	21,027	20,681
Total accrued liabilities and other	$39,593	$52,055	$40,873